Operating assets and liabilities - Leases - Right-of-use assets in the balance sheet (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance at 1 January	kr 3,532	kr 3,778
Change in accounting policy, leases	978	640
Depreciation for the year	(964)	(852)
Effect of exchange rate adjustment	(166)	(34)
Balance at 31 December	3,380	3,532
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at 1 January	3,029	3,291
Change in accounting policy, leases	660	333
Depreciation for the year	(644)	(564)
Effect of exchange rate adjustment	(144)	(31)
Balance at 31 December	2,901	3,029
Other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at 1 January	503	487
Change in accounting policy, leases	318	307
Depreciation for the year	(320)	(288)
Effect of exchange rate adjustment	(22)	(3)
Balance at 31 December	kr 479	kr 503